Equity - Summary of Dividend Payout (Details)	12 Months Ended
	Mar. 31, 2020 ₨ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2018 $ / shares
Disclosure Of Equity [Line Items]
Special dividend | (per share)			₨ 4.00	$ 0.06	₨ 5.00	$ 0.08
Dividend per Equity Share
Disclosure Of Equity [Line Items]
Interim dividend | ₨ / shares	₨ 8.00		7.00		6.50
Final dividend | ₨ / shares	₨ 10.50		10.25		₨ 7.38
Special dividend | ₨ / shares			₨ 9.00
Equity A D S
Disclosure Of Equity [Line Items]
Interim dividend | $ / shares		$ 0.11		0.10		0.10
Final dividend | $ / shares		$ 0.15		0.16		$ 0.12
Special dividend | $ / shares				$ 0.14